Share capital and reserves - Nature and purpose of other reserves (Details) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share capital and reserves
Share based payment reserve	£ 26,292	£ 21,140
Foreign currency translation reserve	2,646	1,484
Warrant reserve	13,475	9,292
Merger reserve	54,841	54,841
Other reserves	97,254	£ 86,757
Warrant reserve	£ 3,907